 THE PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

The Parnassus Income Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Income Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Parnassus Equity Income Fund
Portfolio of Investments By Industry Classification as of March 31, 2005
(Unaudited)

Number of Shares	Common Stocks	Percent of Net Assets	Market Value
	APPAREL
725,000	Ross Stores Inc.	2.3%	$21,126,500

	AUTO PARTS
350,000	Genuine Parts Co.	1.6%	$15,221,500

	BANKING
600,000	Amsouth BanCorporation		15,570,000
1,350,000	J.P.Morgan Chase & Co.		46,710,000
200,000	New York Community BanCorp Inc.		3,632,000
300,000	North Fork BanCorporation Inc.		8,322,000
260,000	Washington Mutual Inc.		10,270,000
785,000	Wells Fargo & Company		46,943,000
		13.8%	$131,447,000

	BIOTECHNOLOGY
75,000	Amgen Inc. (1)	0.5%	$4,365,750

	COMPUTERS
1,500,000	Hewlett-Packard Co.		32,910,000
350,000	Radisys Corp. (1)		4,956,000
		4.0%	$37,866,000

	CONSUMER PRODUCTS
225,000	Colgate-Palmolive Co.		11,738,250
125,000	Kimberly-Clark Corp.		8,216,250
425,000	Procter & Gamble Co.		22,525,000
		4.5%	$42,479,500

	ENTERTAINMENT
555,000	Cedar Fair L.P.	1.9%	$17,465,850

	FINANCIAL SERVICES
450,000	Automatic Data Processing		20,227,500
115,000	Freddie Mac		7,268,000
300,000	GATX Corp.		9,957,000
275,000	SLM Corp.		13,706,000
350,000	Synovus Financial Corp.		9,751,000
		6.5%	$60,909,500

	INDUSTRIAL
305,000	3M Co.		26,135,450
135,000	Teleflex Inc.		6,909,300
200,000	WD-40 Co.		6,498,000
		4.2%	$39,542,750

	INSURANCE
500,000	Aflac Inc.		18,630,000
75,000	Jefferson-Pilot Corp.		3,678,750
100,000	Lincoln National Corp.		4,514,000
125,000	Montpelier Re Holdings Ltd.		4,393,750
700,000	Arthur J Gallagher & Co.		20,160,000
		5.5%	$51,376,500

	MACHINERY
250,000	The Stanley Works	1.2%	$11,317,500

	MEDICAL EQUIPMENT
525,000	Boston Scientific Corp. (1)		15,377,250
250,000	Invitrogen Corp. (1)		17,300,000
		3.5%	$32,677,250

	MICROELECTRONIC PRODUCTS
400,000	Applied Materials Inc.		6,500,000
450,000	Electro Scientific Inds Inc. (1)		8,725,500
		1.6%	$15,225,500

	OFFICE EQUIPMENT
600,000	Pitney Bowes Inc.	2.9%	$27,072,000

	PACKAGED FOODS
550,000	General Mills Inc.		27,032,500
350,000	H.J. Heinz Co.		12,894,000
		4.3%	$39,926,500

	PHARMACEUTICALS
200,000	Johnson & Johnson		13,432,000
900,000	Pfizer Inc.		23,643,000
		4.0%	$37,075,000

	PRINTING
100,000	Ennis Inc.	0.2%	$1,692,000

	PUBLISHING
580,000	Gannett Co. Inc.		45,866,400
525,000	Knight-Ridder Inc.		35,306,250
225,000	McGraw-Hill Companies Inc.		19,631,250
		10.8%	$100,803,900

	REAL ESTATE INVESTMENT TRUST
100,000	Alexandria Real Estate Equity		6,438,000
550,000	Maguire Properties Inc.		13,134,000
		2.1%	$19,572,000

	RETAIL
50,000	Home Depot Inc.		1,912,000
275,000	Nautilus Inc.		6,534,000
		0.9%	$8,446,000

	SERVICES
1,300,000	The ServiceMaster Company	1.9%	$17,550,000

	SOFTWARE
1,300,000	Mentor Graphics Corp. (1)	1.9%	$17,810,000

	TELECOMMUNICATIONS
1,325,000	Cisco Systems Inc. (1)		23,704,250
300,000	Nokia Corp. (ADR)		4,629,000
425,000	Bellsouth Corp.		11,173,250
475,000	Verizon Communications Inc.		16,862,500
		6.0%	$56,369,000

	UTILITIES
150,000	Apache Corp.		9,184,500
100,000	Devon Energy Corporation		4,775,000
150,000	Energen Corp.		9,990,000
280,000	KeySpan Corp.		10,911,600
150,000	Kinder Morgan Inc.		11,355,000
350,000	ONEOK Inc.		10,787,000
		6.1%	$57,003,100

	Total common stocks
	(cost $820,449,943)	92.2%	$864,340,600

Principal Amount	Convertible Bonds		Market Value
$2,000,000	Brocade Communications, 2.000%, 01/01/07		$1,912,500
1,000,000	E*Trade Financial Corp., 6.000%, 02/01/07		1,012,500

	Total convertible bonds
	(cost $2,798,331)	0.3%	$2,925,000

Number of Shares	Preferred Stocks		Market Value
350,000	Baxter International, 7.000%, 02/16/06		$18,847,500
55,439	First Republic Bank, 8.875%,		1,431,989
50,000	KeySpan Corporation, 8.750%, 05/16/05		2,529,500
325,000	ONEOK Inc., 8.500%, 02/16/06		12,255,750
175,000	St. Paul Companies Inc., 9.000%, 08/16/05		11,371,500
275,000	Toys R Us Inc., 6.250%, 08/16/05		16,926,250
55,000	Zions BanCorporation, 8.000%, 09/01/32		1,452,550

	Total preferred stocks
	(cost $53,940,799)	6.9%	$64,815,039

	Total long-term investments
	(cost $877,189,073)	99.4%	$932,080,639

Principal Amount	Short-Term Investments		Market Value
	Registered Investment
	Companies--Money Market
	Funds
$95,192	Goldman Sachs FS Government Fund
	variable rate 1.930%		$95,192
3,390,168	Janus Government Fund
	variable rate 1.980%		3,390,168
114,729	Scudder Government Fund
	variable rate 1.910%		114,729
		0.4%	$3,600,088

	Community Development Loans and Certificates of Deposit (2)
100,000	Boston Community
	Loan Fund
	2.000%, matures 06/30/05		98,521
100,000	Community Bank of the Bay
	Certificate of Deposit
	3.000%, matures 08/22/05		96,840
100,000	Ecologic Finance
	Loan Fund
	2.000%, matures 01/25/06		95,085
100,000	Vermont Community
	Loan Fund
	2.000%, matures 04/16/05		99,754
		0.0%	$390,200

	Total short-term securities
	(cost $3,990,288)	0.4%	$3,990,288

	Total securities
	(cost $881,179,361)	99.8%	$936,070,927

	Other assets and
	liabilities--net	0.2%	$1,557,592

	Total net assets	100.0%	$937,628,519

(1)	These securities are non-income producing.

(2)	Market value adjustments may have been made on these securities to reflect early withdrawal/call penalties.

The portfolio of investments as of March 31, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Income Taxes:

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Equity Income
Fund

Cost of investments	$881,179,361
Unrealized appreciation	$72,366,739
Unrealized depreciation	(17,475,173)

Net unrealized appreciation (depreciation)	$54,891,566

Parnassus Fixed-Income Fund
Portfolio of Investments By Industry Classification as of March 31, 2005
(Unaudited)

Principal Amount	Corporate Bonds	Percent of Net Assets	Market Value
	FINANCIAL SERVICES
$500,000	Bank One Corp.
	6.000% Due 02/17/09		$522,788
500,000	Goldman Sachs Group Inc.
	6.650% Due 05/15/09		536,567
500,000	Wells Fargo Financial, Inc.
	6.850% Due 07/15/09		546,816
		4.3%	$1,606,171

	RETAIL
400,000	Target Corp.
	7.500% Due 08/15/10	1.2%	$453,034

	Total investment in corporate bonds
	(cost $1,886,821)	5.5%	$2,059,205

Principal Amount	Convertible Bonds		Market Value
$1,000,000	Cymer Inc.
	3.500% Due 02/15/09		$942,500

	Total convertible bonds
	(cost $990,301)	2.5%	$942,500

Principal Amount	U.S. Government Agency Bonds		Market Value
$3,000,000	Fannie Mae
	5.125% Due 04/22/13		$2,986,338
1,000,000	Federal Home Loan Bank
	5.000% Due 05/28/15		980,638

	Total U.S. government agency bonds
	(cost $4,000,000)	10.4%	$3,966,976

Number of Shares	Convertible Preferred Stocks		Market Value
55,000	ONEOK Inc.
	8.500% Due 02/16/06		$2,074,050
23,000	St. Paul Companies Inc.
	9.000% Due 08/16/05		1,494,540

	Total preferred stocks
	(cost $3,379,872)	9.5%	$3,568,590

	Total long-term investments
	(cost $10,256,995)	27.9%	$10,537,271

Principal Amount	Short-Term Investments		Market Value
	U.S. Government Agency Discount Notes
$2,500,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 2.866% equivalent,
	matures 07/12/05		$2,479,954
3,000,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 2.799% equivalent,
	matures 07/19/05		2,974,926
3,000,000	Federal National Mortgage Association
	Zero Coupon, 2.747% equivalent,
	matures 07/25/05		2,974,053
1,000,000	Federal National Mortgage Association
	Zero Coupon, 2.772% equivalent,
	matures 08/01/05		990,750
14,000,000	Federal National Mortgage Association
	Zero Coupon, 2.906% equivalent,
	matures 08/22/05		13,841,412
		61.7%	$23,261,095

	Registered Investment Companies-
	Money Market Funds

284,648	Goldman Sachs FS Government Fund
	variable rate 2.480%		$284,648
447,507	Janus Government Fund
	variable rate 2.530%		447,507
1,275	Scudder Government Fund
	variable rate 2.50%		1,275
		1.9%	$733,430

	Total short-tem investments
	(cost $23,994,525)	63.6%	23,994,525

	Total investments (cost $34,251,520)	91.5%	34,531,796

	Other assets and liabilities - net	8.5%	3,198,926

	Total net assets	100.0%	$37,730,722

The portfolio of investments as of March 31, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Income Taxes:
At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Fixed-Income
Fund
Cost of investments	$34,251,520
Unrealized appreciation	$566,151
Unrealized depreciation	(285,875)

Net unrealized appreciation (depreciation)	$280,276

Parnassus California Tax-Exempt Fund
Portfolio of Investments By Industry Classification as of March 31, 2005
(Unaudited)

Principal Amount	Municipal Bonds	Percent of Net Assets	Market Value
	EDUCATION
$300,000	Folsom School District, FGIC Insured
	5.600% Due 08/01/11		$323,661
450,000	Los Altos School District
	5.250% Due 08/01/10		493,412
440,000	Los Angeles Unified School District, FGIC Insured
	5.500% Due 07/01/13		487,538
450,000	Morgan Hill Unified School District
	4.900% Due 08/01/13		480,902
410,000	Sacramento City Unified School District
	5.750% Due 07/01/17		460,196
		9.5%	$2,245,709

	ENVIRONMENT
400,000	California State Department of Water Resources
	5.125% Due 12/01/16		430,063
1,100,000	California State Department of Water Resources
	5.500% Due 05/01/09		1,191,046
500,000	Central Coast Water Authority, AMBAC Insured
	5.000% Due 10/01/16		520,135
200,000	City of Los Angeles, FGIC Insured
	5.000% Due 06/01/11		213,334
315,000	Los Angeles County Public Works Financing Authority
	5.500% Due 10/01/12		338,197
1,000,000	San Francisco City & County Public Utilities Commission
	MBIA Insured, 5.000% Due 10/01/09		1,081,660
500,000	San Francisco City & County Public Utilities Commission
	MBIA Insured, 3.000% Due 10/01/06		502,900
		18.3%	$4,277,335

	GENERAL OBLIGATION
300,000	City of Oakland, FGIC Insured
	5.500% Due 12/15/11		319,800
1,000,000	State of California
	5.000% Due 03/01/08		1,052,660
700,000	State of California
	6.100% Due 10/01/09		780,843
1,000,000	State of California
	6.600% Due 02/01/09		1,115,250
		13.9%	$3,268,553

	HEALTH CARE SERVICES
400,000	California Health Facilities Financing Authority
	AMBAC Insured, 5.000% Due 10/01/08		427,680
415,000	Loma Linda Hospital
	AMBAC Insured, 4.850% Due 12/01/10		447,698
		3.7%	$875,378

	HOUSING
1,000,000	ABAG Finance Authority for Nonprofit Corps
	4.250% Due 11/15/12		1,013,610
275,000	Los Angeles Community Redevelopment Agency
	MBIA Insured, 5.000% Due 07/01/13		293,329
		5.5%	$1,306,939

	INFRASTRUCTURE IMPROVEMENTS
500,000	California Infrastructure & Economic Development Bank
	5.000% Due 10/01/12		547,654
1,000,000	California State Public Works Board
	FSA Insured, 5.375% Due 10/01/13		1,099,760
960,000	California State Public Works Board
	5.500% Due 12/01/09		1,045,651
910,000	California Statewide Communities Development Authority
	ACA Insured, 4.500% Due 08/01/10		929,382
1,000,000	Indian Wells Redevelopment Agency
	AMBAC Insured, 4.500% Due 09/01/11		1,059,270
600,000	La Quinta Redevelopment Agency Tax Allocation
	MBIA Insured, 7.300% Due 09/01/11		727,494
350,000	Metropolitan Water District of Southern California
	5.250% Due 07/01/15		372,036
450,000	Oakland Redevelopment Agency
	3.400% Due 09/01/09		448,349
425,000	Rialto Redevelopment Agency
	4.500% Due 09/01/13		432,595
860,000	Rialto Redevelopment Agency
	4.000% Due 09/01/07		872,797
		32.0%	$7,534,988

	PUBLIC TRANSPORTATION
1,000,000	Contra Costa Transportation Authority
	FGIC Insured, 4.000% Due 03/01/09		1,036,950
325,000	Los Angeles County Metropolitan Transportation Authority
	AMBAC Insured, 5.500% Due 07/01/10		361,436
250,000	Los Angeles County Metropolitan Transportation Authority
	AMBAC Insured, 5.000% Due 07/01/13		266,703
390,000	San Francisco Bay Area Rapid Transit Financing Authority
	5.500% Due 07/01/07		412,246
400,000	San Francisco Bay Area Rapid Transit Financing Authority
	5.250% Due 07/01/13		428,756
1,000,000	San Francisco City & County Airports Commission
	FGIC Insured, 5.000% Due 05/01/10		1,083,150
		15.2%	$3,589,241

	Total investments in municipal bonds
	(cost $22,629,053)	98.1%	$23,098,143

Principal Amount	Short-Term Securities		Market Value
	Registered Investment Companies-
	Money Market Funds
$52,629	California Investment Trust Tax-Free Fund		$52,629
	variable rate 1.26%
204,272	Goldman Sachs California Tax-Exempt Fund		204,272
	variable rate 1.50%

	Total investments in short-term securities
	(cost $256,901)	1.1%	$256,901

	Total investments (cost $22,885,954)	99.2%	$23,355,044

	Other assets and liabilities - net	0.8%	$194,030

	Total net assets	100.0%	$23,549,074

The portfolio of investments as of March 31, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Glossary of Terms
ACA	ACA Financial Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assistance
MBIA	Municipal Bond Investors Assurance Corp.

Income Taxes:

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

California Tax-Exempt
Fund
Cost of investments	$22,855,954
Unrealized appreciation	$500,576
Unrealized depreciation	(31,486)

Net unrealized appreciation (depreciation)	$469,090

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Income Funds

By:	/s/ Jerome L. Dodson

Jerome L. Dodson, President (as Principal Executive Officer)

Date:	May 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson

Jerome L. Dodson, President (as Principal Executive Officer)

Date:	May 16, 2005

By:	/s/ Debra A. Early

Debra A. Early, Treasurer (as Principal Financial Officer)

Date:	May 16, 2005